Annual Fund Operating Expenses	Apr. 20, 2026
TOPS Conservative ETF Portfolio | TOPS Conservative ETF Portfolio Class 1 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.08%	[2]
Expenses (as a percentage of Assets)	0.31%
TOPS Conservative ETF Portfolio | TOPS Conservative ETF Portfolio Class 2 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.08%	[2]
Expenses (as a percentage of Assets)	0.56%
TOPS Conservative ETF Portfolio | TOPS Conservative ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.08%	[2]
Expenses (as a percentage of Assets)	0.81%
TOPS Conservative ETF Portfolio | TOPS Conservative ETF Portfolio Service Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%	[1]
Acquired Fund Fees and Expenses	0.08%	[2]
Expenses (as a percentage of Assets)	0.61%
TOPS Balanced ETF Portfolio | TOPS Balanced ETF Portfolio Class 1 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[3]
Acquired Fund Fees and Expenses	0.08%	[4]
Expenses (as a percentage of Assets)	0.29%
TOPS Balanced ETF Portfolio | TOPS Balanced ETF Portfolio Class 2 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%	[3]
Acquired Fund Fees and Expenses	0.08%	[4]
Expenses (as a percentage of Assets)	0.54%
TOPS Balanced ETF Portfolio | TOPS Balanced ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.11%	[3]
Acquired Fund Fees and Expenses	0.08%	[4]
Expenses (as a percentage of Assets)	0.79%
TOPS Balanced ETF Portfolio | TOPS Balanced ETF Portfolio Service Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%	[3]
Acquired Fund Fees and Expenses	0.08%	[4]
Expenses (as a percentage of Assets)	0.58%
TOPS Moderate ETF Portfolio | TOPS Moderate ETF Portfolio Class 1 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[5]
Acquired Fund Fees and Expenses	0.08%	[6]
Expenses (as a percentage of Assets)	0.29%
TOPS Moderate ETF Portfolio | TOPS Moderate ETF Portfolio Class 2 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%	[5]
Acquired Fund Fees and Expenses	0.08%	[6]
Expenses (as a percentage of Assets)	0.53%
TOPS Moderate ETF Portfolio | TOPS Moderate ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.10%	[5]
Acquired Fund Fees and Expenses	0.08%	[6]
Expenses (as a percentage of Assets)	0.78%
TOPS Moderate ETF Portfolio | TOPS Moderate ETF Portfolio Service Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%	[5]
Acquired Fund Fees and Expenses	0.08%	[6]
Expenses (as a percentage of Assets)	0.59%
TOPS Moderately Aggressive ETF Portfolio | TOPS Moderately Aggressive ETF Portfolio Class 1 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[7]
Acquired Fund Fees and Expenses	0.08%	[8]
Expenses (as a percentage of Assets)	0.29%
TOPS Moderately Aggressive ETF Portfolio | TOPS Moderately Aggressive ETF Portfolio Class 2 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%	[7]
Acquired Fund Fees and Expenses	0.08%	[8]
Expenses (as a percentage of Assets)	0.54%
TOPS Moderately Aggressive ETF Portfolio | TOPS Moderately Aggressive ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.11%	[7]
Acquired Fund Fees and Expenses	0.08%	[8]
Expenses (as a percentage of Assets)	0.79%
TOPS Moderately Aggressive ETF Portfolio | TOPS Moderately Aggressive ETF Portfolio Service Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%	[7]
Acquired Fund Fees and Expenses	0.08%	[8]
Expenses (as a percentage of Assets)	0.59%
TOPS Aggressive ETF Portfolio | TOPS Aggressive ETF Portfolio Class 1 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[9]
Acquired Fund Fees and Expenses	0.08%	[10]
Expenses (as a percentage of Assets)	0.29%
TOPS Aggressive ETF Portfolio | TOPS Aggressive ETF Portfolio Class 2 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%	[9]
Acquired Fund Fees and Expenses	0.08%	[10]
Expenses (as a percentage of Assets)	0.54%
TOPS Aggressive ETF Portfolio | TOPS Aggressive ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.11%	[9]
Acquired Fund Fees and Expenses	0.08%	[10]
Expenses (as a percentage of Assets)	0.79%
TOPS Aggressive ETF Portfolio | TOPS Aggressive ETF Portfolio Service Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%	[9]
Acquired Fund Fees and Expenses	0.08%	[10]
Expenses (as a percentage of Assets)	0.59%
TOPS Managed Risk Balanced ETF Portfolio | TOPS Managed Risk Balanced ETF Portfolio Class 1 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[11]
Acquired Fund Fees and Expenses	0.09%	[12]
Expenses (as a percentage of Assets)	0.51%
TOPS Managed Risk Balanced ETF Portfolio | TOPS Managed Risk Balanced ETF Portfolio Class 2 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%	[11]
Acquired Fund Fees and Expenses	0.09%	[12]
Expenses (as a percentage of Assets)	0.76%
TOPS Managed Risk Balanced ETF Portfolio | TOPS Managed Risk Balanced ETF Portfolio Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.35%
Other Expenses (as a percentage of Assets):	0.11%	[11]
Acquired Fund Fees and Expenses	0.09%	[12]
Expenses (as a percentage of Assets)	0.85%
TOPS Managed Risk Balanced ETF Portfolio | TOPS Managed Risk Balanced ETF Portfolio Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.11%	[11]
Acquired Fund Fees and Expenses	0.09%	[12]
Expenses (as a percentage of Assets)	1.10%
TOPS Managed Risk Balanced ETF Portfolio | TOPS Managed Risk Balanced ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.12%	[11]
Acquired Fund Fees and Expenses	0.09%	[12]
Expenses (as a percentage of Assets)	1.01%
TOPS Managed Risk Moderate ETF Portfolio | TOPS Managed Risk Moderate ETF Portfolio Class 1 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[13]
Acquired Fund Fees and Expenses	0.09%	[14]
Expenses (as a percentage of Assets)	0.50%
TOPS Managed Risk Moderate ETF Portfolio | TOPS Managed Risk Moderate ETF Portfolio Class 2 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%	[13]
Acquired Fund Fees and Expenses	0.09%	[14]
Expenses (as a percentage of Assets)	0.75%
TOPS Managed Risk Moderate ETF Portfolio | TOPS Managed Risk Moderate ETF Portfolio Class 3 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.35%
Other Expenses (as a percentage of Assets):	0.12%	[13]
Acquired Fund Fees and Expenses	0.09%	[14]
Expenses (as a percentage of Assets)	0.86%
TOPS Managed Risk Moderate ETF Portfolio | TOPS Managed Risk Moderate ETF Portfolio Class 4 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.12%	[13]
Acquired Fund Fees and Expenses	0.09%	[14]
Expenses (as a percentage of Assets)	1.11%
TOPS Managed Risk Moderate ETF Portfolio | TOPS Managed Risk Moderate ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.11%	[13]
Acquired Fund Fees and Expenses	0.09%	[14]
Expenses (as a percentage of Assets)	1.00%
TOPS Managed Risk Moderately Aggressive ETF Portfolio | TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 1 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[15]
Acquired Fund Fees and Expenses	0.09%	[16]
Expenses (as a percentage of Assets)	0.50%
TOPS Managed Risk Moderately Aggressive ETF Portfolio | TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 2 shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%	[15]
Acquired Fund Fees and Expenses	0.09%	[16]
Expenses (as a percentage of Assets)	0.75%
TOPS Managed Risk Moderately Aggressive ETF Portfolio | TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.35%
Other Expenses (as a percentage of Assets):	0.11%	[15]
Acquired Fund Fees and Expenses	0.09%	[16]
Expenses (as a percentage of Assets)	0.85%
TOPS Managed Risk Moderately Aggressive ETF Portfolio | TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.11%	[15]
Acquired Fund Fees and Expenses	0.09%	[16]
Expenses (as a percentage of Assets)	1.10%
TOPS Managed Risk Moderately Aggressive ETF Portfolio | TOPS Managed Risk Moderately Aggressive ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.11%	[15]
Acquired Fund Fees and Expenses	0.09%	[16]
Expenses (as a percentage of Assets)	1.00%

[1]	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[3]	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[5]	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[7]	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
[8]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[9]	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
[10]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[11]	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
[12]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[13]	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
[14]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[15]	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
[16]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.